Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Notes
Convertible Notes

Note 4. Convertible Notes

During the year ended December 31, 2022, the Company issued a $100,000 convertible note and a $107,500 convertible note and received total proceeds of $192,975.  The notes had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. On December 15, 2023, the Company entered into an amendment on the convertible notes, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024.

The notes are convertible into common stock of the Company at $0.35 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $14,525 of a debt discount related to the OID. As of March 31, 2024 and December 31, 2023, the remaining unamortized debt discount was $0, respectively.

Interest expense on the above convertible notes payable was $7,613 (including $0 of debt discount amortization related to the OID) and $8,187 (including $2,863 of debt discount amortization related to the OID) during the three months ended March 31, 2024 and 2023, respectively.  Accrued interest as of March 31, 2024 and December 31, 2023 was $34,362 and $26,749, respectively, and has been recorded in accrued liabilities on the balance sheet.

Note 5. Convertible Notes

 During the year ended December 31, 2022, the Company issued a $200,000 convertible promissory note.  The note had an interest rate of 10% and a maturity date of November 30, 2022. The note was convertible into common stock of the Company at $0.40 per share.

In November 2022, the Company amended the conversion terms of the convertible promissory note from a conversion price of $0.40 per share to $0.25 per share.   The $200,000 principal balance and $6,849 of accrued interest were converted into 827,397 shares of common stock leaving a balance owed of $0 on the convertible note.   The reduction in the conversion price was considered an inducement for conversion and the Company recorded $82,223 as loss on settlement of debt.

During the year ended December 31, 2022, the Company issued a $100,000 convertible note and a $107,500 convertible note and received total proceeds of $192,975.  The notes had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. The notes are convertible into common stock of the Company at $0.35 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $14,525 of a debt discount related to the OID. As of December 31, 2023 and December 31, 2022, the remaining unamortized debt discount was $0 and $11,323, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024.

Interest expense on the above convertible notes payable was $32,875 (including $11,323 of debt discount amortization related to the OID) and $15,505 (including $3,202 of debt discount amortization related to the OID) during the year ended December 31, 2023 and 2022, respectively. Accrued interest as of December 31, 2023 and December 31, 2022 was $26,749 and $5,454, respectively, and has been recorded in accrued liabilities on the balance sheet.